Cover	Sep. 29, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39835
Entity Registrant Name	BENSON HILL, INC.
Entity Central Index Key	0001830210
Entity Tax Identification Number	85-3374823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 N. Warson Rd.
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	222-8218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	BHIL
Security Exchange Name	NYSE
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BHIL WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Star Peak Corp II
Entity Address, Address Line Two	1603 Orrington Avenue
Entity Address, Address Line Three	13th Floor
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201